Stockholders' deficiency - Stock-based compensation expense (Details 4) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense	$ 204,345	$ 88,419	$ 272,594
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense	152,480	61,069	196,281
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense	$ 51,865	$ 27,350	$ 76,313